Share Based Compensation - Schedule of Movements in the number of RSUs and Awarded Shares (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	13,724,100	8,141,664	7,172,472
Anti-dilution adjustments		719,968
Granted	19,567,514	5,335,010	1,234,514
Vested	(5,700,520)
Forfeited	(931,578)	(472,542)	(265,322)
Number of options outstanding ending balance	26,659,516	13,724,100	8,141,664
Expected to vest as at December 31	24,377,060	10,318,030	5,797,563
Share-based Compensation Plans | Tencent Holdings Limited
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	187,948	430,418	731,814
Granted			24,503
Forfeited	(9,037)	(4,718)	(9,013)
Vested and transferred	124,336	237,752	316,886
Number of options outstanding ending balance	54,575	187,948	430,418
Expected to vest as at December 31	48,977	166,321	361,943
Vested and transferred	(124,336)	(237,752)	(316,886)